Schedule of Net Operating Revenue (Detail) - BRL (R$) R$ in Thousands	12 Months Ended
	Dec. 31, 2019	Dec. 31, 2018	Dec. 31, 2017
Revenue [abstract]
Gross operating revenue	R$ 27,218,787	R$ 30,426,548	R$ 36,338,432
Deductions from gross revenue	(7,082,604)	(8,366,534)	(12,548,778)
Taxes	(5,641,876)	(6,725,356)	(7,707,961)
Other deductions	(1,440,728)	(1,641,178)	(4,840,817)
Net operating revenue	R$ 20,136,183	R$ 22,060,014	R$ 23,789,654